Reverse Recapitalization	3 Months Ended
Apr. 30, 2021
Reverse Recapitalization [Abstract]
Reverse Recapitalization

3. Reverse Recapitalization

On February 26, 2021, Switchback merged with Legacy ChargePoint, with Legacy ChargePoint surviving as a wholly-owned subsidiary of Switchback. As a result of the Merger, Switchback was renamed “ChargePoint Holdings, Inc.” Immediately prior to the closing of the Merger:

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all 22,427,306 shares of Legacy ChargePoint’s outstanding Series H-1 redeemable convertible preferred stock was converted into an equivalent number of shares of Legacy ChargePoint common stock on a one-to-one basis and an additional 1,026,084 shares of Common Stock were issued to settle the accumulated dividend to the Series H-1 redeemable convertible preferred stockholders of $21.1 million;

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all 160,925,957 shares of Legacy ChargePoint’s outstanding Series H, Series G, Series F, Series E, and Series D redeemable convertible preferred stock was converted into an equivalent number of shares of Legacy ChargePoint common stock on a one-to-one basis;

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all 45,376 shares of Legacy ChargePoint’s outstanding Series C redeemable convertible preferred stock was converted into an equivalent number of shares of Legacy ChargePoint common stock on a 1:73.4403 basis;

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all 130,590 shares of Legacy ChargePoint’s outstanding Series B redeemable convertible preferred stock was converted into an equivalent number of shares of Legacy ChargePoint common stock on a 1:42.9220 basis; and

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all 29,126 shares of Legacy ChargePoint’s outstanding Series A redeemable convertible preferred stock was converted into an equivalent number of shares of Legacy ChargePoint common stock on a 1:48.2529 basis.

At the Merger, eligible ChargePoint equity holders received or have the right to receive shares of Common Stock at a deemed value of $10.00 per share after giving effect to the exchange ratio of 0.9966 as defined in the Merger Agreement (“Exchange Ratio”). Accordingly, immediately following the consummation of the Merger, Legacy ChargePoint common stock exchanged into 217,021,368 shares of Common Stock, 68,896,516 shares were reserved for the issuance of Common Stock upon the potential future exercise of Legacy ChargePoint stock options and warrants that were exchanged into ChargePoint stock options and warrants, and 27,000,000 shares of Common Stock were reserved for the potential future issuance of the earnout shares.

In connection with the execution of the Merger Agreement, Switchback entered into separate subscription agreements (each a “Subscription Agreement”) with a number of investors (each a “New PIPE Investor”), pursuant to which the New PIPE Investors agreed to purchase, and Switchback agreed to sell to the New PIPE Investors, an aggregate of 22,500,000 shares of Common Stock (“PIPE Shares”), for a purchase price of $10.00 per share and an aggregate purchase price of $225.0 million, in a private placement pursuant to the subscription agreements (“PIPE Financing”). The PIPE Financing closed simultaneously with the consummation of the Merger.

Pursuant to the terms of a letter agreement the initial Switchback stockholders entered into in connection with the execution of the Merger Agreement (“Founders Stock Letter”), the initial stockholders surrendered 984,706 of Switchback Class B common stock shares purchased by NGP Switchback, LLC, a Delaware limited liability company (“Sponsor”) prior to Switchback Public Offering on May 16, 2019 (“Founder Shares”) for no consideration, whereupon such Founder Shares were immediately cancelled. Additionally 900,000 Founder Earn Back Shares, which were previously subjected to potential forfeiture until the closing volume weighted average price per share of Common Stock achieves $12.00 for any ten trading days within any twenty consecutive trading day period during the five-year period following the Closing (“Founder Earn Back Triggering Event”), met the Earn Back Triggering Event on March 12, 2021.

At the Closing, the Sponsor exercised its right to convert a portion of the working capital loans made by the Sponsor to Switchback into an additional 1,000,000 Private Placement Warrants at a price of $1.50 per warrant in satisfaction of $1.5 million principal amount of such loans.

The number of shares of Common Stock issued immediately following the consummation of the Merger was:

Shares
Common stock of Switchback, outstanding prior to Merger	39,264,704
Less redemption of Switchback shares	(33,009)
Less surrender of Switchback Founder Shares	(984,706)

Common stock of Switchback	38,246,989
Shares issued in PIPE	22,500,000

Merger and PIPE financing shares (1)	60,746,989
Legacy ChargePoint shares (2)	217,021,368

Total shares of common stock immediately after Merger	277,768,357

The Merger is accounted for as a reverse recapitalization under U.S. GAAP. This determination is primarily based on Legacy ChargePoint stockholders comprising a relative majority of the voting power of ChargePoint and having the ability to nominate the members of the Board, Legacy ChargePoint’s operations prior to the acquisition comprising the only ongoing operations of ChargePoint, and Legacy ChargePoint’s senior management comprising a majority of the senior management of ChargePoint. Under this method of accounting, Switchback is treated as the “acquired” company for financial reporting purposes. Accordingly, for accounting purposes, the financial statements of ChargePoint represent a continuation of the financial statements of Legacy ChargePoint with the Merger being treated as the equivalent of ChargePoint issuing stock for the net assets of Switchback, accompanied by a recapitalization. The net assets of Switchback are stated at historical costs, with no goodwill or other intangible assets recorded. Operations prior to the Merger are presented as those of ChargePoint. All periods prior to the Merger have been retrospectively adjusted using the Exchange Ratio for the equivalent number of shares outstanding immediately after the Merger to effect the reverse recapitalization. Additionally, upon the consummation of the Merger, the Company gave effect to the issuance of 60,746,989 shares of Common Stock for the previously issued Switchback common stock and PIPE Shares that were outstanding at the Closing Date.

In connection with the Merger, the Company raised $511.6 million of proceeds including the contribution of $286.6 million of cash held in Switchback’s trust account from its initial public offering, net of redemptions of Switchback public stockholders of $0.3 million, and $225 million of cash in connection with the PIPE financing. The Company incurred $36.5 million of transaction costs, consisting of banking, legal, and other professional fees, of which $29.5 million was recorded as a reduction to additional paid-in capital of proceeds and the remaining $7.0 million was expensed in the condensed consolidated statements of operations.

(1)	This includes 900,000 contingently forfeitable Founder Earn Back Shares pending the occurrence of the Founder Earn Back Triggering Event.
(2)

The number of Legacy ChargePoint shares was determined from the 217,761,738 shares of Legacy ChargePoint common stock outstanding immediately prior to the closing of the Merger converted at the exchange ratio of 0.9966. All fractional shares were rounded.